Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of associates [line items]
Company's share of other comprehensive income in associates	$ 20.9	₨ 1,530.3	₨ 1,001.3	₨ (474.6)
Immaterial associates [Member]
Disclosure of associates [line items]
Carrying amount of the Company's interest in associates	139.9		10,362.3		₨ 10,230.7
Company's share of profit/(loss) in associates	(2.2)	(164.1)	163.2	1,110.6
Company's share of other comprehensive income in associates	0.7	48.9	(33.7)	83.2
Company's share of total comprehensive income in associates	$ (1.6)	₨ (115.2)	₨ 129.5	₨ 1,193.8